Credit Facility - Additional Information (Details)		12 Months Ended
	Feb. 22, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 01, 2014 USD ($)
Credit Facility [Line Items]
Outstanding credit facility amount		$ 2,358,569,000	$ 2,428,579,000	$ 2,469,427,000
Amount posted in supersedeas bond	$ 100,000,000
Cash collateral for the amount posted in bonds	40,000,000
Revolving Credit Facility
Credit Facility [Line Items]
Credit facility maturity date		August 1, 2019
Credit facility, interest rate description		LIBOR plus 4.00% or ABR plus 3.00%.
Outstanding credit facility amount		$ 0	$ 0
Amount posted in supersedeas bond	100,000,000
Cash collateral for the amount posted in bonds	40,000,000
Facility guarantee issued by the bank for the bond	30,000,000
Remaining amount under credit facility	$ 70,000,000
First Lien Revolving Credit Facility | Revolving Credit Facility
Credit Facility [Line Items]
Credit facility, initiation date		Aug. 01, 2014
Credit facility, maximum borrowing capacity					$ 100,000,000
LIBOR | Revolving Credit Facility
Credit Facility [Line Items]
Credit facility, interest rate		4.00%
ABR | Revolving Credit Facility
Credit Facility [Line Items]
Credit facility, interest rate		3.00%
Maximum | Revolving Credit Facility
Credit Facility [Line Items]
Credit facility, leverage ratio		3.75
Credit facility, commitment fee percentage		0.375%
Minimum | Revolving Credit Facility
Credit Facility [Line Items]
Credit facility, leverage ratio		1.00
Credit facility, commitment fee percentage		0.50%